Commitments and Contingencies - Additional Information (Detail) $ in Thousands		6 Months Ended
		Jun. 30, 2020 USD ($) MillionTonnesPerAnnum Tonnes_Per_Day	Aug. 03, 2020 USD ($)
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid	[1],[2]	$ 326,750
Upfront cash consideration paid to date	[1]	31,750
Reassessment interest and penalties		$ 7,000
Percentage of reassessments interest and penalties		50.00%
Litigation of settlement by defendant			$ 41,500
2013-2015 taxation year [member]
Disclosure of contingent liabilities [line items]
Potential estimated cash taxes, interest and penalties		$ 2,000
Loma de La Plata [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		32,000
Rosemont [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		230,000
First installment payable on permitting projet		50,000
Balance installment amount payable once project costs incurred exceeds specified amount		180,000
Project costs incurred to trigger balance installment payable		98,000
Toroparu [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		$ 138,000
Reduced stream percentage of gold		0.909%
Current stream percentage of gold		10.00%
Current stream percentage of silver		50.00%
Reduced stream percentage of silver		0.00%
Amount of non-refundable advance		$ 2,000
Cotabambas [member]
Disclosure of contingent liabilities [line items]
Amount of non-refundable advance		2,000
Total upfront cash payment for early deposit silver streaming interest		140,000
Upfront cash consideration paid to date		9,000
Unpaid upfront cash consideration with scheduled payment dates		5,000
Kutcho [member]
Disclosure of contingent liabilities [line items]
Total upfront cash payment for early deposit silver streaming interest		65,000
Upfront cash consideration paid to date		7,000
Unpaid upfront cash consideration with no scheduled payment dates		58,000
Additional upfront consideration		$ 20,000
Mill throughput capacity | Tonnes_Per_Day		4,500
Additional payment condition		if processing throughput is increased to 4,500 tonnes per day or more within 5 years of attaining commercial production.
Salobo [member]
Disclosure of contingent liabilities [line items]
Mill throughput capacity | MillionTonnesPerAnnum		24
Salobo [member] | Bottom of range [member] | Mill Throughput Capacity Expansion [member]
Disclosure of contingent liabilities [line items]
Expanded Mill throughput capacity | MillionTonnesPerAnnum		28
Estimated expansion payments		$ 113,000
Salobo [member] | Bottom of range [member] | Mill Throughput Capacity Expansion [member] | Salobo Three Expansion [member]
Disclosure of contingent liabilities [line items]
Estimated expansion payments		$ 550,000
Salobo [member] | Top of range [member] | Mill Throughput Capacity Expansion [member]
Disclosure of contingent liabilities [line items]
Expanded Mill throughput capacity | MillionTonnesPerAnnum		40
Estimated expansion payments		$ 953,000
Salobo [member] | Top of range [member] | Mill Throughput Capacity Expansion [member] | Salobo Three Expansion [member]
Disclosure of contingent liabilities [line items]
Estimated expansion payments		$ 670,000

[1]	Expressed in thousands of United States dollars; excludes closing costs and capitalized interest, where applicable.
[2]	Please refer to Note 27 for details of when the remaining upfront consideration to be paid becomes due.